General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of general and administrative expense [text block] [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 16: GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2021	2020	2019
	U.S. dollars in thousands

Salaries and expenses relating to employees and service providers	123	164	112
Expenses relating to options and shares to employees and non-employees	37	51	5
Patents and fees	137	150	135
Directors’ fees	64	67	132
Investor relations and travel	3	4	27
Rent and office maintenance	15	42	13
Insurance	229	151	106
Professional services	381	266	262
Other	12	15	15

	1,001	910	807